Dividends - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends [Abstract]
Dividends Paid	$ 0	$ 0	$ 0	$ 0	$ 0